SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	2024	2023
Restricted share unit plan expense, including restricted performance shares (i)	$30.2	$19.0
Deferred share units expense (ii)	1.7	1.6
Employer portion of employee share purchase plan (iii)	2.8	2.4
Total share-based compensation expense	$34.7	$23.0

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2024		2023
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	6,672	5.80	4,905	7.44
Granted	3,593	7.38	4,847	5.16
Reinvested	112	6.23	182	5.90
Redeemed - Cash	(1,857)	6.14	(1,325)	7.85
Redeemed - Equity	(1,159)	6.41	(990)	7.62
Forfeited	(1,141)	6.21	(947)	6.28
Outstanding as at December 31	6,220	6.43	6,672	5.80

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2024		2023
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	4,091	6.47	3,394	8.06
Granted	1,539	6.87	2,028	4.68
Reinvested	72	6.15	103	6.08
Redeemed	(611)	8.79	(463)	8.13
Forfeited	(883)	7.17	(971)	7.43
Outstanding as at December 31	4,208	6.13	4,091	6.47

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	Years ended December 31, 2024
	2024	2023
DSUs granted (000’s)	173	329
Weighted average grant-date fair value ($C/ unit)	$10.91	$6.66

Share option
Share-based payment transaction
Summary of status of the share option plan and changes during the year

	2024		2023
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000's)	(C$/option)	(000's)	(C$/option)
Balance as at January 1	859	$4.68	7,186	$2.84
Exercised	(824)	4.69	(6,327)	2.59
Outstanding as at December 31	35	$4.60	859	$4.68
Exercisable as at December 31	35	$4.60	859	$4.68